Average Annual Total Returns - Invesco Active US Real Estate ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(5.97%)	6.30%	8.91%	(7.33%)	5.23%	7.98%	(3.66%)	4.40%	6.80%	(5.12%)	6.70%	9.27%